FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 6:-          FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with FASB ASC 820, "Fair Value Measurements and Disclosures," the Company measures its available-for-sale marketable securities and foreign currency forward and options contracts at fair value. Available-for-sale marketable securities and forward and options contracts are classified within Level 2 because they are valued using other inputs that are directly or indirectly observable in the marketplace for similar investments.

The Company's financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2011 and 2010:

	December 31, 2011			December 31, 2010
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money Market Funds (included in cash and cash equivalents)	$1,051	$--	$--	$1,519	$--	$--
Governmental bonds	--	9,962			3,734
Corporate bonds	--	30,752	--	--	32,591	--
Foreign currency cash flow hedges	--	(582)	--	--	293	--

Total	$1,051	$40,132	$--	$1,519	$36,618	$--